Note 8 - Deposits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 57,112,173	$ 83,841,807
Interest Expense, Time Deposits, $100,000 or More	784,218	1,311,311
Time Deposits	186,857,431
Time Deposit Maturities, Next Twelve Months	77,172,416
Time Deposit Maturities, Year Two	45,564,515
Time Deposit Maturities, Year Three	31,425,731
Time Deposit Maturities, Year Four	13,877,797
Time Deposit Maturities, Year Five	15,285,336
Time Deposit Maturities, after Year Five	$ 3,531,636